Accounting policies (Details) £ in Millions		12 Months Ended
	Jan. 01, 2019 GBP (£)	Dec. 31, 2019 GBP (£) item	Dec. 31, 2018 GBP (£)
Disclosure of initial application of standards or interpretations [line items]
Tax Relief on Servicing Cost of Instruments	£ 67
Derivatives and hedging
Number of types of hedges | item		3
Accounting developments
Retaining earnings	£ (14,100)
Other Amendments to IFRS
Disclosure of initial application of standards or interpretations [line items]
Financial assets with associated ECL allowance		£ 460	£ 455
Impairment losses included in suspense recoveries		£ 64
Minimum | Credit cards
Financial assets carried at amortised cost
Write off period		12 months
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives		3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives		5 years
Maximum | Retail mortgages
Financial assets carried at amortised cost
Write off period		5 years
Maximum | Credit cards
Financial assets carried at amortised cost
Write off period		3 years
Maximum | Overdrafts and other unsecured loans
Financial assets carried at amortised cost
Write off period		6 years
Maximum | Commercial loans
Financial assets carried at amortised cost
Write off period		5 years
Maximum | Business loans
Financial assets carried at amortised cost
Write off period		5 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives		12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives		10 years